OPERATING LEASE - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Operating lease commitments
Fiscal year ended March 31, 2024	¥ 11,174
Fiscal year ended March 31, 2025	8,821
Fiscal year ended March 31, 2026	9,263
Thereafter	76,411
Total operating lease payments	105,669
Less: imputed interest	(20,540)
Total lease liabilities	¥ 85,129	¥ 21,860